Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Brighthouse Variable Annuity Account C File No. 811-05200

Commissioners:

The Annual Reports for the period ended December 31, 2025 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Variable

Annuity Account C of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the

Investment Company Act of 1940 and are listed as follows:

The Annual Report for the Invesco V.I. EQV International Equity Fund of AIM Variable

Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on

Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable

Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No.

0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain funds of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No.  811-05346.

The Annual Reports for certain funds of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is

incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Growth Opportunities Portfolio of Variable Insurance Products Fund

III is incorporated by reference as filed on Form N-CSR, CIK No.  0000927384, File No. 811-

07205.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company

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